Financial Instruments - Summary of Interest-Bearing Financial instruments (Detail) - USD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Financial assets
Term deposits		$ 134,133	$ 202,335
Interest rate risk [Member] | Fixed interest rate [Member]
Financial assets
Term deposits		134,133	202,335
Term deposits included in Cash and cash equivalents	[1]		80,157
Financial liabilities
Secured bank loans		(707)	(652)
Total		$ 133,426	$ 281,840

[1]	Total cash and cash equivalents: USD 177,990 (March 31, 2018 : USD 187,647)